SHARE-BASED COMPENSATION - Narratives (Details) - 2024 equity incentive plan $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 USD ($) shares
Share-Based Compensation
Base reserve | shares	1,600,000	1,600,000
Share based compensation expense for restricted stock awards and stock options	$ 0.3
Recognition period		2 years 6 months
Restricted Stock Units
Share-Based Compensation
Unrecognized cost	1.0	$ 1.0
Stock options
Share-Based Compensation
Unrecognized cost	$ 0.3	$ 0.3
Maximum
Share-Based Compensation
Percentage of annual increase		10.00%